Restructuring Costs - By Business Segment (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Restructuring Cost and Reserve [Line Items]
Expense	$ 2.4	$ 4.6	$ 1.3	$ 5.4	$ 20.7	$ 46.2	$ 41.6
Americas
Restructuring Cost and Reserve [Line Items]
Expense					5.3	13.7	11.7
Asia Pacific
Restructuring Cost and Reserve [Line Items]
Expense					$ 3.9	$ 8.3	$ 13.6
Operating Segments | Americas
Restructuring Cost and Reserve [Line Items]
Expense	0.7	0.4	1.0	0.8
Operating Segments | Asia Pacific
Restructuring Cost and Reserve [Line Items]
Expense	0.0	0.0	0.2	0.1
Operating Segments | Europe, Middle East, & Africa
Restructuring Cost and Reserve [Line Items]
Expense	1.6	4.2	0.8	4.5
Corporate
Restructuring Cost and Reserve [Line Items]
Expense	$ 0.1	$ 0.0	$ (0.7)	$ 0.0